NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2016
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS
NONCONTROLLING INTERESTS
Noncontrolling Interest in PBFX
PBF LLC holds a 44.1% limited partner interest in PBFX and all of PBFX’s incentive distribution rights, with the remaining 55.9% limited partner interest owned by public common unit holders as of December 31, 2017. PBF LLC is also the sole member of PBF GP, the general partner of PBFX.
PBF Energy, through its ownership of PBF LLC, consolidates the financial results of PBFX, and records a noncontrolling interest for the economic interest in PBFX held by the public common unit holders. Noncontrolling interest on the consolidated statements of operations includes the portion of net income or loss attributable to the economic interest in PBFX held by the public common unit holders of PBFX other than PBF Energy (through its ownership in PBF LLC). Noncontrolling interest on the condensed consolidated balance sheets includes the portion of net assets of PBFX attributable to the public common unit holders of PBFX.
The noncontrolling interest ownership percentages of PBFX as of the PBFX Offering, the DCR West Rack Acquisition, the Toledo Storage Facility Acquisition, the acquisition of the Delaware City Products Pipeline and Truck Rack, the 2016 PBFX Equity Offerings and the years ended December 31, 2017, 2015 and 2014 are calculated as follows:

	Units of PBFX Held by the Public	Units of PBFX Held by PBF LLC (Including Subordinated Units)	Total
January 1, 2015	15,812,500	17,171,077	32,983,577
	47.9%	52.1%	100.0%
May 15, 2015	15,812,500	18,459,497	34,271,997
	46.1%	53.9%	100.0%
December 31, 2015	15,924,676	18,459,497	34,384,173
	46.3%	53.7%	100.0%
April 5, 2016	18,799,676	18,459,497	37,259,173
	50.5%	49.5%	100.0%
August 17, 2016	22,893,472	18,459,497	41,352,969
	55.4%	44.6%	100.0%
December 31, 2016	23,271,174	18,459,497	41,730,671
	55.8%	44.2%	100.0%
December 31, 2017	23,441,211	18,459,497	41,900,708
	55.9%	44.1%	100.0%

Noncontrolling Interest in Subsidiaries of PBF Holding
Subsequent to the Chalmette Acquisition, PBF Holding recorded noncontrolling interests in two subsidiaries of Chalmette Refining. PBF Holding, through Chalmette Refining, owns an 80% ownership interest in both Collins Pipeline Company and T&M Terminal Company. The Company recorded a noncontrolling interest in the earnings of these subsidiaries of $95 and $269 for the year ended December 31, 2017 and 2016, respectively.
The following table summarizes the changes in equity for the controlling and noncontrolling interests of PBF LLC for the year ended December 31, 2017 and 2015:

	PBF LLC Equity	Noncontrolling Interest in PBFX	Noncontrolling Interest in PBF Holding	Total Equity
Balance at January 1, 2016	$2,040,851	$434,456	$12,513	$2,487,820
Comprehensive income	499,103	51,073	95	550,271
Dividends and distributions	(136,367)	(44,636)	(1,800)	(182,803)
Grant of restricted shares	1,038	—	—	1,038
Stock-based compensation	21,503	5,345	—	26,848
Exercise of PBF LLC options and warrants, net	(598)	—	—	(598)
Purchase of treasury stock	(1,038)	—	—	(1,038)
Other	(2,081)	(954)	—	(3,035)
Balance at December 31, 2017	$2,422,411	$445,284	$10,808	$2,878,503

	PBF LLC Equity	Noncontrolling Interest in PBFX	Noncontrolling Interest in PBF Holding	Total Equity
Balance at January 1, 2016	$1,551,853	$340,317	$17,225	$1,909,395
Comprehensive income	278,296	39,840	269	318,405
Dividends and distributions	(139,433)	(33,714)	—	(173,147)
Issuance of additional PBFX common units	54,944	83,434	—	138,378
Grant of restricted shares	743	—	—	743
Stock-based compensation	18,296	4,360	—	22,656
Exercise of PBF LLC options and warrants, net	886	—	—	886
Purchase of Series C units in connection with the December 2016 Equity Offering	275,300	—	—	275,300
Purchase of treasury stock	(743)	—	—	(743)
Other	709	219	(4,981)	(4,053)
Balance at December 31, 2016	$2,040,851	$434,456	$12,513	$2,487,820

Comprehensive Income
Comprehensive income includes net income and other comprehensive income (loss) arising from activity related to the Company’s defined benefit employee benefit plan and unrealized gain on available-for-sale securities. The following table summarizes the allocation of total comprehensive income between the controlling and noncontrolling interests of PBF LLC for the year ended December 31, 2017:

	Attributable to PBF LLC	Noncontrolling Interests	Total
Net income	$500,077	$51,168	$551,245
Other comprehensive income:
Unrealized loss on available for sale securities	(24)	—	(24)
Net loss on pension and other post-retirement benefits	(950)	—	(950)
Total other comprehensive loss	(974)	—	(974)
Total comprehensive income	$499,103	$51,168	$550,271
The following table summarizes the allocation of total comprehensive income of PBF LLC between the controlling and noncontrolling interests for the year ended December 31, 2016:

	Attributable to PBF LLC	Noncontrolling Interest	Total
Net income	$280,888	$40,109	$320,997
Other comprehensive income (loss):
Unrealized gain on available for sale securities	(42)	—	(42)
Net gain on pension and other post-retirement benefits	(2,550)	—	(2,550)
Total other comprehensive income	(2,592)	—	(2,592)
Total comprehensive income	$278,296	$40,109	$318,405
The following table summarizes the allocation of total comprehensive income of PBF LLC between the controlling and noncontrolling interests for the year ended December 31, 2015:

	Attributable to PBF LLC	Noncontrolling Interest	Total
Net income	$226,312	$34,880	$261,192
Other comprehensive loss:
Unrealized gain on available for sale securities	124	—	124
Net loss on pension and other post-retirement benefits	1,982	—	1,982
Total other comprehensive loss	2,106	—	2,106
Total comprehensive income	$228,418	$34,880	$263,298